Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Crew wages and related costs	$ 8,952	$ 7,570	$ 4,865
Insurance	1,349	1,067	661
Spares, repairs and maintenance	3,935	2,414	1,574
Lubricants	924	555	434
Stores	2,340	1,712	787
Other	512	490	260
Total	$ 18,012	$ 13,808	$ 8,581